Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Total	Share capital	Share premium	Capital Redemption Reserve	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger Reserve	Retained earnings/ (accumulated losses)
Beginning of period at Dec. 31, 2022		£ 478,878	£ 61	£ 364,603	£ 3	£ 1,824	£ 35,267	£ (199)	£ 54,213	£ 23,106
Loss for the period		(73,614)								(73,614)
Foreign exchange loss on translation of subsidiaries		(1,681)				(1,681)
Total comprehensive loss for the period		(75,295)				(1,681)				(73,614)
Share-based payment charge		13,794					13,794
Exercise of share-based payment awards		(105)	1	15			(4,197)			4,076
End of period at Jun. 30, 2023		417,272	62	364,618	3	143	44,864	(199)	54,213	(46,432)
Beginning of period at Mar. 31, 2023		447,724	62	364,609	3	1,348	40,741	(199)	54,213	(13,053)
Loss for the period		(35,971)								(35,971)
Foreign exchange loss on translation of subsidiaries		(1,205)				(1,205)
Total comprehensive loss for the period		(37,176)				(1,205)				(35,971)
Share-based payment charge		6,836					6,836
Exercise of share-based payment awards		(112)		9			(2,713)			2,592
End of period at Jun. 30, 2023		417,272	62	364,618	3	143	44,864	(199)	54,213	(46,432)
Beginning of period at Dec. 31, 2023		355,726	63	364,639	3	492	46,984	(199)	54,213	(110,469)
Loss for the period		(57,246)								(57,246)
Foreign exchange loss on translation of subsidiaries		(1,164)				(1,164)
Total comprehensive loss for the period		(58,410)				(1,164)				(57,246)
Share-based payment charge		(1,080)					(1,080)
Exercise of share-based payment awards	[1]	(201)	1	19			(9,929)			9,708
End of period at Jun. 30, 2024		296,035	64	364,658	3	(672)	35,975	(199)	54,213	(158,007)
Beginning of period at Mar. 31, 2024		330,591	63	364,648	3	(175)	37,203	(199)	54,213	(125,165)
Loss for the period		(36,239)								(36,239)
Foreign exchange loss on translation of subsidiaries		(497)				(497)
Total comprehensive loss for the period		(36,736)				(497)				(36,239)
Share-based payment charge		2,317					2,317
Exercise of share-based payment awards		(137)	1	10			(3,545)			3,397
End of period at Jun. 30, 2024		£ 296,035	£ 64	£ 364,658	£ 3	£ (672)	£ 35,975	£ (199)	£ 54,213	£ (158,007)

[1]	*includes amounts transferred from the share-based payment reserve to accumulated losses relating to vested share options that were forfeited during the period, see note 21.